Average Annual Total Returns{- Energy Portfolio} - 02.28 VIP Sector Funds Investor Combo PRO-21 - Energy Portfolio	VIP Energy Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP Energy Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP Energy Portfolio-Investor VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1509 Past 1 year	F1509 Past 5 years	F1509 Past 10 years
Total	55.16%	(3.38%)	0.19%	28.71%	18.47%	16.55%	56.26%	(2.15%)	0.48%